American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R	R6
Management Fee	1.20%	1.00%	1.20%	1.20%	1.20%	0.85%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.20%	1.00%	1.45%	2.20%	1.70%	0.85%
Fee Waiver[2]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Waiver	1.16%	0.96%	1.41%	2.16%	1.66%	0.81%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]
Effective August 1, 2015, the advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Investor Class	$118	$375	$654	$1,448
Institutional Class	$98	$313	$547	$1,219
A Class	$711	$1,002	$1,317	$2,204
C Class	$220	$683	$1,175	$2,525
R Class	$169	$530	$918	$2,001
R6 Class	$83	$265	$466	$1,043

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86609   1508

American Century Capital Portfolios, Inc. Prospectus Supplement NT Global Real Estate Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	R6
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	R6
Management Fee	1.20%	1.00%	0.85%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.01%	0.86%
Fee Waiver[2]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Waiver	1.17%	0.97%	0.82%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

[2]
Effective August 1, 2015, the advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years
Investor Class	$119	$378
Institutional Class	$99	$316
R6 Class	$84	$268

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86619   1508